Equity and Remuneration to Shareholders - Summary of Calculation of Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent	R$ 1,700	R$ 1,001	R$ 334
Net income for the year from continuing operations attributed to equity holders of the parent	1,378	1,001	334
Preferred shares [member]
Earnings per share [line items]
Total basic earnings	1,131	819	291
Total diluted earnings	R$ 1,131	R$ 819	R$ 264
Diluted earnings per common share (D / number of common shares)	R$ 1.17	R$ 0.84	R$ 0.32
Total basic earnings from continuing operations	R$ 917	R$ 819	R$ 291
Total diluted earnings from continuing operations	R$ 917	R$ 819	R$ 264
Diluted earnings from continuing operations per common share (D.1 / number of common shares)	R$ 0.95	R$ 0.84	R$ 0.32
Common shares [member]
Earnings per share [line items]
Total basic earnings	R$ 569	R$ 182	R$ 44
Total diluted earnings	R$ 569	R$ 182	R$ 30
Diluted earnings per common share (D / number of common shares)	R$ 1.17	R$ 0.37	R$ 0.07
Total basic earnings from continuing operations	R$ 461	R$ 182	R$ 44
Total diluted earnings from continuing operations	R$ 461	R$ 182	R$ 30
Diluted earnings from continuing operations per common share (D.1 / number of common shares)	R$ 0.95	R$ 0.37	R$ 0.07
RME/Lepsa Option [Member] | Preferred shares [member]
Earnings per share [line items]
Dilution effect related to the Option			(22)
Dilution effect related to the Option			(22)
RME/Lepsa Option [Member] | Common shares [member]
Earnings per share [line items]
Dilution effect related to the Option			(11)
Dilution effect related to the Option			(11)
Ativas Option [Member] | Preferred shares [member]
Earnings per share [line items]
Dilution effect related to the Option			(5)
Dilution effect related to the Option			(5)
Ativas Option [Member] | Common shares [member]
Earnings per share [line items]
Dilution effect related to the Option			(3)
Dilution effect related to the Option			(3)